Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table illustrates the changes in accumulated other comprehensive (loss) income as of and for the periods presented:

(In thousands)	Unrealized Gains (Losses) on Designated Derivative
Balance, December 31, 2017	2,473
Other comprehensive income, before reclassifications	2,367
Amounts reclassified from accumulated other comprehensive (loss) income	(258)
Balance, December 31, 2018	4,582
Other comprehensive loss, before reclassifications	(10,753)
Amounts reclassified from accumulated other comprehensive (loss) income	(872)
Balance, December 31, 2019	(7,043)
Other comprehensive loss, before reclassifications	(40,614)
Amounts reclassified from accumulated other comprehensive (loss) income	7,999
Rebalancing of ownership percentage	(15)
Balance, December 31, 2020	$(39,673)